Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Accounts Receivable From Subscribers and Distributors Included in Impairments of Trade Receivables (Detail) - Receivable from subscribers and distributors [member] - MXN ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of accounts receivable [line items]
Allowance for bad debts	$ 41,835,826	$ 44,551,735
1 - 90 days [member]
Disclosure of accounts receivable [line items]
Allowance for bad debts	4,183,583	4,455,174
Greater than 90 days [member]
Disclosure of accounts receivable [line items]
Allowance for bad debts	$ 37,652,243	$ 40,096,561